CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 91,882	$ 49,583
Restricted cash	2,018	3,122
Financing receivables, net of allowance for credit losses	71,152	40,613
Goodwill	445,756
Intangible assets, net	365,839	4,533
Property and equipment, net	4,069	1,192
Other assets	21,531	7,030
Total assets	1,002,247	106,073
Liabilities
Accounts payable and accrued expenses	23,386	15,782
Funding commitments	22,749	18,386
Debt	20,613	14,625
Distributions payable	0	7,522
Deferred tax liabilities	36,686
Warrants, at fair value	19,007	5,643
Other liabilities	843	1,502
Total liabilities	123,284	63,460
Commitments and Contingencies (Note 10)
Stockholders' Equity
Other ownership interests' capital (Predecessor)		1,439
Additional paid-in capital	764,366
Accumulated deficit	(186,022)	(623,342)
Total capital	578,353	(621,903)
Treasury stock, at cost; 1,569,909 Class A shares as of December 31, 2021	(15,535)
Total stockholders' equity	562,818	(621,903)
Noncontrolling interests in consolidated subsidiaries	316,145
Total equity	878,963	(621,903)
Total equity		(621,903)
Total liabilities, temporary equity, and stockholders' equity	1,002,247	106,073
Advances (net of allowance for credit losses of $238 and $121)
Assets
Financing receivables, net of allowance for credit losses	66,839	35,280
Financing receivables (net of allowance for credit losses of $148 and $125)
Assets
Financing receivables, net of allowance for credit losses	4,313	5,333
Class A-3 Units
Temporary Equity (Predecessor)
Temporary equity		260,428
Class A-2 Units
Temporary Equity (Predecessor)
Temporary equity		154,286
Class A-1 Units
Temporary Equity (Predecessor)
Temporary equity		202,045
Common units
Temporary Equity (Predecessor)
Temporary equity		$ 47,757
Class A common stock
Stockholders' Equity
Common stock	$ 9